Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14: COMMITMENTS AND CONTINGENCIES
As of December 31, 2015, the Company had obligations related to the acquisition of three new pushboats, the expansion of its dry port facility and the remaining installments for the acquisition of the chartered-in fleet, consisting of one pushboat and three liquid barges, (see Notes 6, 17) of $11,557, $93,976 and $3,825 respectively, until December 31, 2016.
Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2017.
The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs, individually or in aggregate of such actions will have a material effect on the Company's consolidated financial position, results of operations or cash flows.